Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2018
Fair Value Disclosures [Abstract]
Fair Value of Financial Assets and Liabilities
The fair values of certain financial instruments and the hierarchy level we used to estimate the fair values are shown below; see Note 11: "Derivative Instruments and Hedging Activities" for the fair value information of our derivatives and Note 15: "Employee Benefit Plans" for fair value information of our pension assets:

	December 31, 2018
		Hierarchy Level
	Carrying Value	Level 1	Level 2	Level 3
	(in millions)
Assets:
Cash equivalents	$87	$—	$87	$—
Restricted cash equivalents	18	—	18	—
Liabilities:
Long-term debt(1)	7,040	3,809	—	3,039

	December 31, 2017
		Hierarchy Level
	Carrying Value	Level 1	Level 2	Level 3
	(in millions)
Assets:
Cash equivalents	$284	$—	$284	$—
Restricted cash equivalents	12	—	12	—
Liabilities:
Long-term debt(1)	6,348	2,575	—	3,954

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(1)	The carrying values include unamortized deferred financing costs and discount. The carrying values and fair values exclude capital lease obligations and other debt.